Investments - Rollforward of credit loss allowance for bank loans (Details) - Bank loans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Rollforward of the valuation allowance on impaired mortgage loans
Beginning balance	$ (16)	$ 0
Net decreases (increases) related to credit losses	6	(4)
Reduction of allowance related to sales	3	3
Write-offs	0	1
Ending balance	(7)	(16)
Accounting Standards Update 2016-13
Rollforward of the valuation allowance on impaired mortgage loans
Beginning balance	$ 0	(16)
Ending balance		$ 0